As filed with the Securities and Exchange Commission on April 30, 2003 Registration No. 333-65458


                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM N-6

                              SEC File # 811-5563

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]


                         Pre-Effective Amendment No. ___                     [ ]
                         Post-Effective Amendment No.  7                     [X]
                                                      ---


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]


                                Amendment No. 36                             [X}
                                             ---


                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                                    Dechert
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401


It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2003, pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ]  on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life Insurance Policy.

Filing Fee: None

(Included in Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-6, Accession No. 0001017062-03-000954, as filed on April 28, 2003, and incorporated by reference herein.)

PART C.  OTHER INFORMATION

Item 27. Exhibits

(1)   (a)  Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993./1/

      (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

(2)   Inapplicable

(3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
           Company and Pacific Equities Network /1/

      (b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers /1/

(4)   (a)  Pacific Select Estate Preserver V Last Survivor Flexible
           Premium Variable Life Insurance Policy (Form P01SP5) /2/

      (b)  Accelerated Living Benefit Rider (Form R92-ABR)/1/

      (c)  Policy Split Option Rider (Form R94-PSO)/1/

      (d)  Last Survivor Accounting Benefit Rider (Form R01LAB)/1/

      (e)  Individual Annual Renewable Term Rider (Form R96-ART)/1/

      (f)  Last Survivor Annual Renewable Term Rider (Form R01LRT)/1/

      (g)  No Lapse Guarantee Rider (Form R02NL5)/3/

(5)   Applications and General Questionnaire /1/

(6)   (a)  Articles of Incorporation of Pacific Life Insurance
           Company /1/
      (b)  Bylaws of Pacific Life Insurance Company /1/

(7)   Form of Reinsurance Contract

(8)   (a)  Participation Agreement between Pacific Life Insurance
           Company and Pacific Select Fund /1/

      (b)  M Fund Inc. Participation Agreement with Pacific Life
           Insurance Company /1/

      (c) Addendum to Participation Agreement between Pacific Life and Pacific Select Fund /3/

      (d) Addendum to Participation Agreement between M Fund Inc. and Pacific Life 12/11/01 /2/

      (e) Addendum to Participation Agreement between M Fund Inc. and Pacific Life (dated 01/02/02) /3/

      (f) M Fund Inc. Participation Agreement with Pacific Life Insurance Company. /4/

(9)   Inapplicable

(10)  Inapplicable

(11) Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

(12)  Inapplicable

(13)  Inapplicable

(14)  (a) Consent of Independent Auditors

      (b) Consent of Dechert /1/

(15)  Inapplicable

(16)  Inapplicable

(17)  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures /1/

(18)  Powers of Attorney /3/

_____________________

/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on July
    19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement of Form S-6 filed via EDGAR on December 27, 2001, File No. 333-65458, Accession Number 0001017062-01-500978.

/3/ Filed as part of Post-Effective Amendment No. 3 to the Registration
    Statement of Form S-6 filed via EDGAR on April 24, 2002, File No. 333-65458, Accession Number 0001017062-02-000861.

/4/ Filed as part of Post-Effective Amendment No. 6 to the Registration
    Statement of Form N-6 filed via EDGAR on April 28, 2003, File No. 333-65458, Accession No. 0001017062-03-000954.

SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 30th day of April, 2003.


                                  PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                  (Registrant)

                                  BY:  PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ SHARON CHEEVER
      Sharon Cheever
      as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-65458, Accession No. 0001017062-02-000861, and
incorporated by reference herein.)

SIGNATURES



     Pursuant to the requirements of the Securities act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 30th day of April, 2003.



                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer



*BY:  /s/ SHARON CHEEVER
      Sharon Cheever
      as attorney-in-fact


(Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-65458, Accession No. 0001017062-02-000861, and
incorporated by reference herein.)

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




Signature                              Title              Date

Thomas C. Sutton*             Director, Chairman          ____________, 2003
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 2003

Khanh T. Tran*                Director, Executive Vice    ____________, 2003
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2003
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2003
                              and Corporate Secretary

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 2003

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2003

James T. Morris*              Executive Vice President    ____________, 2003


*BY: /s/ SHARON CHEEVER                                       April 30, 2003
Sharon Cheever
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-65458, Accession No. 0001017062-02-000861, and
incorporated by reference herein.)